Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Fair Value [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period		$ 1,357,846	$ 1,043,440
Net change on Balance	[1]	(306,904)	275,778
Change in fair value		14,211	32,995
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments		(4,630)	5,633
Financial assets at end of period		1,060,523	1,357,846
Fair Value [Member] | Stage 1 Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period		1,357,846	1,043,440
Net change on Balance	[1]	(306,649)	275,797
Change in fair value		14,217	32,995
Transfer to Stage 1
Transfer to Stage 2		(477)	(19)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments		(4,630)	5,633
Financial assets at end of period		1,060,307	1,357,846
Fair Value [Member] | Stage 2 Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]	(255)	(19)
Change in fair value		(6)
Transfer to Stage 1
Transfer to Stage 2		477	19
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period		216
Fair Value [Member] | Stage 3 Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period
ECL [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period		7,736	4,268
Net change on Balance	[1]	1,512	326
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]	1
Impact of net re-measurement of year-end ECL		(6,120)	3,102
Amounts written off
Foreign exchange adjustments		(45)	40
Financial assets at end of period		3,084	7,736
ECL [Member] | Stage 1 Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period		7,736	4,268
Net change on Balance	[1]	1,519	327
Change in fair value
Transfer to Stage 1
Transfer to Stage 2		(12)	(1)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]
Impact of net re-measurement of year-end ECL		(6,120)	3,102
Amounts written off
Foreign exchange adjustments		(45)	40
Financial assets at end of period		3,078	7,736
ECL [Member] | Stage 2 Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]	(7)	(1)
Change in fair value
Transfer to Stage 1
Transfer to Stage 2		12	1
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]	1
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period		6
ECL [Member] | Stage 3 Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period

[1]	Net change between assets purchased and assets derecognized, excluding write offs.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.